UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

Intelligent Real Estate ETF Tailored Shareholder Report

Annual Shareholder Report January 31, 2026

Intelligent Real Estate ETF

TICKER: REAI (Listed on Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.armadaetfs.com/reai/. You can also request this information by contacting us at (800) 693‑8288 or by writing to Intelligent Real Estate ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intelligent Real Estate ETF	$59	0.59%

Cumulative Performance

(Initial Investment of $10,000)

Intelligent Real Estate ETF - $11,056
Dow Jones U.S. Select REIT Index - $12,662
S&P 500® Total Return Index - $16,581
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
6/12/2023
01/31/2024
07/31/2024
01/31/2025
07/31/2025
01/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception (6/12/2023)
Intelligent Real Estate ETF	0.67%	3.88%
Dow Jones U.S. Select REIT Index	5.52%	9.36%
S&P 500® Total Return Index	16.35%	21.13%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.armadaetfs.com/reai/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

Real estate-oriented securities underperformed the broader market for the fiscal year, as reflected by the Dow Jones U.S. Select REIT Index return of 5.52% compared with 16.35% for the S&P 500® Total Return Index ("S&P 500"). Continued selectivity across property types and the broader market's strength outside of real estate contributed to a more muted backdrop for REIT‑focused strategies.

The Fund returned 0.67% for the fiscal year ended January 31, 2026, as compared to 16.35% for the broader S&P 500®. The Fund is a sector-focused, theme-based ETF that invests in real estate using specifically-tailored factors. During the fiscal year, the Fund focused on investments in industrial REITs which includes infrastructure companies tied to the digital economy, including data centers, communication towers and related logistics properties. Widely regarded as a barometer for the overall stock market, the S&P 500® benefited from stronger returns outside the REIT universe, which contributed to the disparity between the Fund and the broader market.

What Factors Influenced Performance?

The Fund’s total return during the fiscal year underperformed its benchmark, reflecting a combination of challenging real estate market conditions and portfolio positioning. Real estate securities lagged the broader equity market in a higher-for-longer interest rate environment, which pressured REIT valuations and reduced relative performance versus the benchmark. From an allocation perspective, the Fund’s exposure to certain property types influenced relative returns. While digital infrastructure segments, including data centers and communication towers, benefited from secular growth drivers such as artificial intelligence, cloud computing, and increased mobile data usage, these gains were offset by weaker performance in other sectors. In particular, industrial and logistics REITs experienced moderating fundamentals and macroeconomic headwinds, which weighed on performance relative to the benchmark. In addition, portfolio repositioning during the latter half of the year contributed to performance variability. The Fund increased exposure to real estate and infrastructure aligned with AI-related themes to enhance long-term return potential; however, the benefits of this shift were not fully realized within the reporting period.

Intelligent Real Estate ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$997
Number of Holdings	24
Total Advisory Fee Paid	$13,204
Annual Portfolio Turnover	125%

What did the Fund invest in?

(as of January 31, 2026)

Sector Breakdown

(% of total net assets)

Top Ten Holdings	(% of Total Net Assets)
Digital Core REIT Management Pte. Ltd.	9.7
Digital Realty Trust, Inc.	9.5
Equinix, Inc.	9.3
American Tower Corp.	5.1
Crown Castle, Inc.	5.0
STAG Industrial, Inc.	4.8
First Industrial Realty Trust, Inc.	4.8
Iron Mountain, Inc.	4.6
Prologis, Inc.	4.6
Keppel DC	4.6

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.armadaetfs.com/reai/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Residential REIT ETF Tailored Shareholder Report

annual Shareholder Report January 31, 2026

Residential REIT ETF

TICKER: HAUS (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.armadaetfs.com/haus/. You can also request this information by contacting us at (800) 693-8288 or by writing to Residential REIT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Residential REIT ETF	$60	0.60%

Cumulative Performance

(Initial Investment of $10,000)

Residential REIT ETF - $9,833
Dow Jones U.S. Select REIT Index - $10,795
S&P 500® Total Return Index - $16,809
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
2/28/2022
8/31/2022
2/28/2023
8/31/2023
2/29/2024
8/31/2024
2/28/2025
8/31/2025
1/31/2026

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2026	1 Year	Since Inception (2/28/2022)
Residential REIT ETF	-0.84%	-0.43%
Dow Jones U.S. Select REIT Index	5.52%	1.97%
S&P 500® Total Return Index	16.35%	14.15%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.armadaetfs.com/haus/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

Residential real estate securities underperformed the broader market for the fiscal year, as reflected by the Dow Jones U.S. Select REIT Index return of 5.52% compared with 16.35% for the S&P 500® Total Return Index ("S&P 500"). Against that backdrop, housing-related REIT strategies generally faced a more challenging environment than the broader stock market.

The Fund returned -0.84% for the fiscal year ended January 31, 2026, as compared to 16.35% for the broader S&P 500®. The Fund is a sector-focused ETF that invests primarily in residential and housing-related REITs. Widely regarded as a barometer for the overall stock market, the S&P 500® benefited from stronger returns outside of real estate, which contributed to the disparity between the Fund and the broader market.

What Factors Influenced Performance?

The Fund’s concentrated housing-related exposures were the primary factors influencing performance during the period. Housing-market conditions remained shaped by elevated mortgage rates, affordability pressures and limited for-sale inventory, which continued to influence homeownership demand and support rental-market fundamentals. As a result, the Fund’s returns were closely tied to how residential real estate and housing-related companies responded to those conditions.

Residential REIT ETF Tailored Shareholder Report

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$8,877
Number of Holdings	24
Total Advisory Fee Paid	$49,024
Annual Portfolio Turnover	33%

What did the Fund invest in?

(as of January 31, 2026)

Sector Breakdown

(% of total net assets)

Top Ten Holdings	(% of Total Net Assets)
Diversified Healthcare Trust	4.7
Equity LifeStyle Properties, Inc.	4.5
Equity Residential	4.5
Ventas, Inc.	4.5
UDR, Inc.	4.5
Veris Residential, Inc.	4.5
Camden Property Trust	4.4
Sun Communities, Inc.	4.4
Invitation Homes, Inc.	4.4
Essex Property Trust, Inc.	4.4

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How Has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.armadaetfs.com/haus/.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Intelligent Real Estate ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$13,500	$13,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$4,000	$4,000
( d ) All Other Fees	N/A	N/A

Residential REIT ETF

	FYE 1/31/2026	FYE 1/31/2025
( a ) Audit Fees	$13,500	$13,500
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$4,000	$4,000
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 1/31/2026	FYE 1/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 1/31/2026	FYE 1/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

January 31, 2026

Tidal Trust I
● Intelligent Real Estate ETF	| REAI	| The NASDAQ Stock Market, LLC
● Residential REIT ETF	| HAUS	| Cboe BZX Exchange, Inc.

Armada ETFs

Intelligent Real Estate ETF

Schedule of Investments

January 31, 2026

COMMON STOCKS - 99.7%	Shares	Value
Real Estate - 92.9%(a)
American Homes 4 Rent - Class A - REIT	346	$10,837
American Tower Corp. - REIT	285	51,095
Camden Property Trust - REIT	100	10,905
Crown Castle, Inc. - REIT	569	49,395
Digital Core REIT Management Pte Ltd.	178,730	96,514
Digital Realty Trust, Inc. - REIT	572	94,923
Equinix, Inc. - REIT	113	92,765
Equity Residential - REIT	176	10,968
First Industrial Realty Trust, Inc. - REIT	820	47,585
Innovative Industrial Properties, Inc. - Class A - REIT	581	28,074
Iron Mountain, Inc. - REIT	501	46,157
Keppel DC - REIT	25,264	45,392
Prologis, Inc. - REIT	353	46,088
Public Storage - REIT	143	39,495
Rexford Industrial Realty, Inc. - REIT	1,080	43,772
SBA Communications Corp. - Class A - REIT	241	44,371
Segro PLC - REIT	3,890	40,494
STAG Industrial, Inc. - Class A - REIT	1,275	47,825
Tritax Big Box REIT PLC	18,111	41,082
VICI Properties, Inc. - REIT	1,383	38,835
		926,572

Software & Tech Services - 1.7%
Nebius Group NV - Class A(b)	198	16,868

Telecommunications - 5.1%
GDS Holdings Ltd. - Class A, ADR(b)	458	20,468
VNET Group, Inc. - Class A, ADR(b)	2,808	29,568
		50,036

TOTAL COMMON STOCKS (Cost $1,028,542)		993,476

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(c)	3,325	3,325

TOTAL SHORT-TERM INVESTMENTS (Cost $3,325)		3,325
TOTAL INVESTMENTS - 100.0% (Cost $1,031,867)		996,801
Other Assets in Excess of Liabilities - 0.0%(d)		403
TOTAL NET ASSETS - 100.0%		$997,204

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Residential REIT ETF

Schedule of Investments

January 31, 2026

COMMON STOCKS - 99.8%	Shares	Value
Real Estate - 99.8%(a)
American Homes 4 Rent - Class A - REIT	12,396	$388,243
Apartment Investment and Management Co. - Class A - REIT	65,722	386,445
AvalonBay Communities, Inc. - REIT	2,170	385,544
Camden Property Trust - REIT	3,619	394,652
Centerspace - REIT	5,834	374,951
Diversified Healthcare Trust - REIT	72,080	418,785
Elme Communities - REIT	135,229	297,504
Equity LifeStyle Properties, Inc. - REIT	6,332	399,992
Equity Residential - REIT	6,417	399,907
Essex Property Trust, Inc. - REIT	1,550	390,399
Extra Space Storage, Inc. - REIT	2,752	379,693
Independence Realty Trust, Inc. - REIT	22,421	374,431
Invitation Homes, Inc. - REIT	14,617	390,712
Mid-America Apartment Communities, Inc. - REIT	2,885	387,455
Millrose Properties, Inc. - Class A - REIT	12,563	374,377
NexPoint Residential Trust, Inc. - REIT	12,571	379,896
Public Storage - REIT	1,379	380,866
Sun Communities, Inc. - REIT	3,083	392,867
UDR, Inc. - REIT	10,691	397,171
UMH Properties, Inc. - REIT	24,184	377,996
Ventas, Inc. - REIT	5,133	398,680
Veris Residential, Inc. - REIT	26,142	397,097
Welltower, Inc. - REIT	2,071	390,094

TOTAL COMMON STOCKS (Cost $9,474,515)		8,857,757

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.61%(b)	15,104	15,104

TOTAL SHORT-TERM INVESTMENTS (Cost $15,104)		15,104
TOTAL INVESTMENTS - 100.0% (Cost $9,489,619)		8,872,861
Other Assets in Excess of Liabilities - 0.0%(c)		3,826
TOTAL NET ASSETS - 100.0%		$8,876,687

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)

To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2026

	Intelligent Real Estate ETF	Residential REIT ETF
ASSETS:
Investments, at value (cost $1,031,867 and $9,489,619) (Note 2)	$996,801	$8,872,861
Dividends receivable	1,021	8,107
Interest receivable	74	278
Total assets	997,896	8,881,246

LIABILITIES:
Payable to adviser (Note 4)	692	4,559
Total liabilities	692	4,559
NET ASSETS	$997,204	$8,876,687

NET ASSETS CONSISTS OF:
Paid-in capital	$1,178,372	$9,827,904
Total distributable earnings/(accumulated losses)	(181,168)	(951,217)
Total Net Assets	$997,204	$8,876,687

Net assets	$997,204	$8,876,687
Shares issued and outstanding(a)	50,000	500,000
Net asset value per share	$19.94	$17.75

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Year Ended January 31, 2026

	Intelligent Real Estate ETF	Residential REIT ETF
INVESTMENT INCOME:
Dividend income	$71,996	$186,129
Interest income	3,003	5,340
Total investment income	74,999	191,469

EXPENSES:
Investment advisory fee (Note 4)	13,204	49,024
Total expenses	13,204	49,024
NET INVESTMENT INCOME (LOSS)	61,795	142,445

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(129,726)	90,008
In-kind redemptions	(138,988)	26,672
Foreign currency transactions	628	—
Net realized gain (loss)	(268,086)	116,680
Net change in unrealized appreciation (depreciation) on:
Investments	61,266	(370,345)
Net change in unrealized appreciation (depreciation)	61,266	(370,345)
Net realized and unrealized gain (loss)	(206,820)	(253,665)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,025)	$(111,220)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Intelligent Real Estate ETF		Residential REIT ETF
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2026	Year Ended January 31, 2025
OPERATIONS:
Net investment income (loss)	$61,795	$102,456	$142,445	$99,622
Net realized gain (loss)	(268,086)	277,923	116,680	133,309
Net change in unrealized appreciation (depreciation)	61,266	35,414	(370,345)	(77,452)
Net increase (decrease) in net assets resulting from operations	(145,025)	415,793	(111,220)	155,479

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(77,535)	(122,487)	(152,660)	(89,408)
Return of capital	(16,890)	—	(94,267)	—
Total distributions to shareholders	(94,425)	(122,487)	(246,927)	(89,408)

CAPITAL TRANSACTIONS:
Subscriptions	3,428,170	2,507,601	3,058,957	6,017,320
Redemptions	(5,829,998)	(2,516,095)	(1,218,637)	(909,777)
Net increase (decrease) in net assets from capital transactions	(2,401,828)	(8,494)	1,840,320	5,107,543

NET INCREASE (DECREASE) IN NET ASSETS	(2,641,278)	284,812	1,482,173	5,173,614

NET ASSETS:
Beginning of the period	3,638,482	3,353,670	7,394,514	2,220,900
End of the period	$997,204	$3,638,482	$8,876,687	$7,394,514

SHARES TRANSACTIONS
Subscriptions	175,000	125,000	170,000	310,000
Redemptions	(300,000)	(125,000)	(70,000)	(50,000)
Total increase (decrease) in shares outstanding	(125,000)	—	100,000	260,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Intelligent Real Estate ETF
	Year Ended January 31, 2026	Year Ended January 31, 2025	Period Ended January 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.79	$19.16	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.54	0.58	0.33
Net realized and unrealized gain (loss)(c)	(0.45)	1.75	(0.77)
Total from investment operations	0.09	2.33	(0.44)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.64)	(0.59)	(0.30)
Net realized gains	(0.13)	(0.11)	—
Return of capital	(0.17)	—	(0.10)
Total distributions	(0.94)	(0.70)	(0.40)

Net asset value, end of period	$19.94	$20.79	$19.16
TOTAL RETURN(d)	0.67%	12.23%	(2.15)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$997	$3,638	$3,354
Ratio of expenses to average net assets(e)	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets(e)	2.76%	2.82%	2.69%
Portfolio turnover rate(d)(f)	125%	153%	69%

(a)	The inception date of the Fund was June 12, 2023. The information presented is from June 12, 2023 to January 31, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Residential REIT ETF
	Year Ended January 31, 2026	Year Ended January 31, 2025	Year Ended January 31, 2024	Period Ended January 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.49	$15.86	$16.55	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.31	0.40	0.30	0.25
Net realized and unrealized gain (loss)(c)	(0.48)	2.62	(0.56)	(3.36)
Total from investment operations	(0.17)	3.02	(0.26)	(3.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.39)	(0.31)	(0.24)
Net realized gains	—	—	—	(0.10)
Return of capital	(0.22)	—	(0.12)	—
Total distributions	(0.57)	(0.39)	(0.43)	(0.34)

Net asset value, end of period	$17.75	$18.49	$15.86	$16.55
TOTAL RETURN(d)	(0.84)%	19.09%	(1.39)%	(15.56)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,877	$7,395	$2,221	$4,139
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(e)	1.74%	2.12%	1.93%	1.59%
Portfolio turnover rate(d)(f)	33%	6%	57%	15%

(a)	The inception date of the Fund was February 28, 2022. The information presented is from February 28, 2022 to January 31, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of

Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

January 31, 2026

NOTE 1 - ORGANIZATION

The Intelligent Real Estate ETF and Residential REIT ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Armada ETF Advisors LLC (d/b/a Armada ETFs) (“Armada” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Intelligent Real Estate ETF commenced operations on June 12, 2023 and the Residential REIT ETF commenced operations on February 28, 2022.

The investment objective of each Fund is to seek total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a

Notes to Financial Statements

January 31, 2026

Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2026:

Intelligent Real Estate ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$993,476	$—	$—	$993,476
Money Market Funds	3,325	—	—	3,325
Total Investments	$996,801	$—	$—	$996,801

Residential REIT ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,857,757	$—	$—	$8,857,757
Money Market Funds	15,104	—	—	15,104
Total Investments	$8,872,861	$—	$—	$8,872,861

Notes to Financial Statements

January 31, 2026

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements

January 31, 2026

Share Valuation - The NAV is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ and Cboe BZX Exchange, Inc. are closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the year ended January 31, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
Intelligent Real Estate ETF	$(162,531)	$162,531
Residential REIT ETF	$16,782	$(16,782)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Concentration Risk. The Funds’ investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Convertible Securities Risk (Residential REIT ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Convertible securities are also subject to counterparty risk which is the likelihood or probability that one of the parties involved in an agreement, or participating in a transaction, might default on its contractual obligation. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund which could affect the Fund’s performance.

Data Risk (Intelligent Real Estate ETF Only). The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in

Notes to Financial Statements

January 31, 2026

reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the data been correct and complete.

Debt Securities Risk. The Funds invest in asset-backed securities, which are debt securities that involve certain risks, including:

●	Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” or repay the security prior to its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income.

●	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

Derivatives Risk (Residential REIT ETF Only). The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

●	Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

●	Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, and leverage risk. Swap agreements could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund, if the reference index, security, or investments do not perform as expected, or if the counterparty defaults.

Notes to Financial Statements

January 31, 2026

ETF Risk.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. The Funds’ investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., MBS that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize a capital gain that they might not have recognized if they had made redemptions in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NASDAQ and Cboe BZX Exchange, Inc., and may be traded on U.S. exchanges other than the NASDAQ and Cboe BZX Exchange, Inc., there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive

Notes to Financial Statements

January 31, 2026

payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Management Risk. Each Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds. In addition, the Sub-Adviser’s strategy is based on its analysis of both non- traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from- home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Funds’ investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause each Fund’s portfolio to behave differently than anticipated.

Mortgage-Related Securities (MBS) Risk. Mortgage-related securities, including Commercial Mortgage-Backed Securities (“CMBS”) and Residential Mortgage-Backed Securities (“RMBS”), may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Funds’ overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

●	CMBS Risk (Intelligent Real Estate ETF Only). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Notes to Financial Statements

January 31, 2026

●	RMBS Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Newer Fund Risk (Intelligent Real Estate ETF Only). The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Non-Diversification Risk. Because the Funds are “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if each Fund held a more diversified portfolio.

Other Investment Companies Risk (Residential REIT ETF Only). The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Real Estate Securities Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of each Fund’s investments in REITs. Investing in REITs may subject the Funds to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in certain REITs. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Funds’ Statement of Additional Information (“SAI”). Through its investments in REITs, the Funds are subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Funds invest in REITs concentrated in specific geographic areas or property types, the Funds may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Funds will

Notes to Financial Statements

January 31, 2026

indirectly bear a proportionate share of those fees and expenses. The valuation methods used by public, non-traded REITs to value underlying holdings may differ from the valuation methods used by publicly-traded REITs in which the Funds invest. As a result, the underlying valuations of properties held by public, non-traded REITs may diverge from valuations of properties held by publicly-traded REITs.

Sub-Adviser – Potential Conflicts of Interest Risk. A principal associated with an affiliated entity under common control with the Sub- Adviser and who was the former controlling owner of the Sub-Adviser (the “Principal”) may, from time to time, buy and sell real estate to or from one or more publicly-traded REITs (“Target REITs”). The Target REITs may be holdings, or potential holdings, of the Funds. Any of these Principal-Target REIT transactions would be conducted through a separate entity controlled by the Principal, not directly by the Sub-Adviser or the Funds. The Principal does not have access to confidential information about the Sub-Adviser’s investment decisions for the Funds, does not participate in making investment recommendations for the Sub-Adviser or the Funds, and does not have access to those recommendations. To avoid potential conflicts of interest arising from any Principal-Target REIT transactions, the Sub-Adviser has established a policy to ensure that the Funds’ portfolio manager for the Sub-Adviser does not receive sensitive, non-public information about the investment activities of the Principal. The policy also prevents the Principal from accessing non-public information about the investment activities of the Sub-Adviser.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Intelligent Real Estate ETF	0.59%
Residential REIT ETF	0.60%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended January 31, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

January 31, 2026

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the portion, if any, generated by the Funds’ Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. Prior to August 1, 2025, Fund Services also served as the Funds’ sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Notes to Financial Statements

January 31, 2026

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the year ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$2,840,512	$2,969,957
Residential REIT ETF	3,627,279	2,687,685

For the year ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$3,412,278	$5,611,680
Residential REIT ETF	3,012,018	1,201,927

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2026 and January 31, 2025 were as follows:

Distributions paid from:	Intelligent Real Estate ETF		Residential REIT ETF
	January 31, 2026	January 31, 2025	January 31, 2026	January 31, 2025
Ordinary Income	$64,114	$102,456	$152,660	$89,408
Long-Term Capital Gains	13,421	20,031	—	—
Return of Capital	16,890	—	94,267	—

As of the fiscal year ended January 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Intelligent Real Estate ETF	Residential REIT ETF
Cost of investments(a)	$1,036,171	$9,604,256
Gross tax unrealized appreciation	11,243	247,266
Gross tax unrealized depreciation	(50,613)	(978,661)
Net tax unrealized appreciation (depreciation)	(39,370)	(731,395)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—

Notes to Financial Statements

January 31, 2026

	Intelligent Real Estate ETF	Residential REIT ETF
Total distributable earnings	–	–
Other accumulated gain (loss)	(141,798)	(219,822)
Total distributable earnings/(accumulated losses)	$(181,168)	$(951,217)

(a)	The difference between cost amounts for financial statement and federal income tax purposes is primarily related to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended January 31, 2026, the Funds had not elected to defer any post-October or late-year losses. As of January 31, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire.

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Intelligent Real Estate ETF	$121,844	$19,954
Residential REIT ETF	60,288	159,534

The Residential REIT ETF utilized $ 169,711 of capital loss carryovers during the year ended January 31, 2026.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Intelligent Real Estate ETF and Residential REIT ETF are listed and traded on the NASDAQ and the Cboe BZX Exchange, Inc., respectively. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such

Notes to Financial Statements

January 31, 2026

fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds’ financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting	Armada ETFs

January 31, 2026

To the Shareholders of Armada ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Intelligent Real Estate ETF and Residential REIT ETF (the “Funds”), each a series of Tidal Trust I, as of January 31, 2026, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position each of the Funds as of January 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Intelligent Real Estate ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026 and 2025 and for the period from June 12, 2023 (commencement of operations) through January 31, 2024
Residential REIT ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026, 2025, and 2024, and for the period from February 28, 2022 (commencement of operations) through January 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

March 26, 2026

Other Non-Audited Information	Armada ETFs

January 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended January 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Intelligent Real Estate ETF	0.00%
Residential REIT ETF	42.13%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended January 31, 2026, were as follows:

Intelligent Real Estate ETF	2.92%
Residential REIT ETF	94.19%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended January 31, 2026, were as follows:

Intelligent Real Estate ETF	0.00%
Residential REIT ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Residential REIT ETF (the “HAUS ETF”) and the Intelligent Real Estate ETF (the “REAI ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution and recommendations with respect to the hiring, termination or replacement of sub-advisers to the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of Armada ETF Advisors LLC (“Armada” or the “Sub-Adviser”), the Funds’ sub-adviser, and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution and the Sub-Adviser is responsible for portfolio investment decisions for each Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board also considered each Fund’s performance (at net asset value) against its respective benchmark index, secondary index and peer group. The Board also considered that because the portfolio investment decision-making for each Fund is performed by Armada, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board considered the performance of the HAUS ETF on an absolute basis in comparison to the Fund’s benchmark index (the Dow Jones U.S. Select REIT Index) and in comparison to a secondary index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. real estate funds) (the “HAUS Peer Group”). The Board noted that the Fund underperformed the Dow Jones U.S. Select REIT Index and the S&P 500 Total Return Index for the year-to-date, one-year, three-year and since inception periods June 30, 2025. The Board also considered that the Fund underperformed the HAUS Peer Group median and average for the one-year and three-year periods ended July 31, 2025. The Board also noted that the Fund’s performance ranked 29 out of 42 funds in the HAUS Peer Group for the one-year period ended July 31, 2025, and 23 out of 35 funds in the HAUS Peer Group for the three-year period ended July 31, 2025.

The Board considered the performance of the REAI ETF on an absolute basis in comparison to the Fund’s benchmark index (the Dow Jones U.S. Select REIT Index) and in comparison to a secondary index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. real estate funds) (the “REAI Peer Group”). The Board noted that the Fund underperformed the Dow Jones U.S. Select REIT Index and S&P 500 Total Return Index for the year-to-date, one-year and since inception periods ended June 30, 2025. The Board also considered that the Fund underperformed the REAI Peer Group median and average for the one-year period ended July 31, 2025. The Board also noted that the Fund’s performance ranked 38 out of 42 funds in the REAI Peer Group for the one-year period ended July 31, 2025.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fees and resources, subject to Armada’s contractual agreement to assume such obligation (with respect to the HAUS ETF), or a portion of such obligation (with respect to the REAI ETF), in exchange for a corresponding portion of the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Armada Advisory Agreement. The Board considered that the HAUS ETF’s advisory fee of 0.60% was above the HAUS Peer Group average of 0.467%, and that the Fund’s expense ratio of 0.60% was above the HAUS Peer Group average of 0.456%. The Board considered that the REAI ETF’s advisory fee of 0.59% was above the REAI Peer Group average of 0.467%, and that the Fund’s expense ratio of 0.59% was above the REAI Peer Group average of 0.456%.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Funds, and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and while each Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of renewal of the Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 7, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 7, 2026

* Print the name and title of each signing officer under his or her signature.